Material Accounting Policy Information - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Feb. 28, 2025
Property [Member]
Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life	20-50 years
Property - Right of use assets [Member]
Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life	Lease term or useful life whichever is shorter
Property - Leasehold improvements [Member]
Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life	3 years or lease term
Plant, equipment and vehicles [Member]
Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life	4-10 years
IT equipment [Member]
Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life	3-5 years
Capitalized telematics devices - Installed [Member]
Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life	5 years